Global Strategy Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (net) (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Glb Strat Blended Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	6.88%	8.13%
None
Prospectus [Line Items]
Average Annual Return, Percent	20.73%	7.18%	5.85%